Borrowings - Schedule of Analysis of Net Debt (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Abstract]
Borrowings	£ 44,787	£ 47,495
Lease liabilities	579	14
Derivatives in respect of net debt, assets	(527)	(647)
Liabilities, Derivatives - in respect of net debt	384	269
Cash and cash equivalents (note 17)	(2,526)	(2,602)
Current investments held at fair value	(123)	(178)
Net Debt	£ 42,574	£ 44,351	£ 45,571